Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Forethought Variable Insurance Trust
Entity Central Index Key	0001580353
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000165348
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Allocation Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Atlantic BlackRock Allocation Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.
Additional Information Phone Number	1(877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$36	0.34%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.34%
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception (11/1/2017)
Class I	11.46%	7.23%	7.32%
S&P Target Risk® Growth Index	10.73%	6.16%	6.28%
MSCI ACWI Index	17.49%	10.06%	9.48%

Effective as of May 1, 2024, the MSCI All Country World Index (“MSCI ACWI Index”) (Net Total Return, USD) replaced the S&P Target Risk® Growth Index as the Portfolio’s broad-based securities market index. The MSCI ACWI Index (Net Total Return, USD) was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"). Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

AssetsNet	$ 55,130,666
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 124,911
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$55,130,666
Total advisory fees paid	$124,911
Total number of portfolio holdings	16
Period portfolio turnover rate	57%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	63.8%
Exchange Traded Funds - Debt Funds	35.2%
Short-Term Investments	1.1%
Other Assets Less Liabilities - Net	(0.1)%
Total	100.0%

Material Fund Change [Text Block]

Material changes to the Fund during the period

Effective May 1, 2024, Corporate Loans Risk, Distressed Securities Risk and Mortgage- and Asset-Backed Securities Risk were added as principal risks of the Fund.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's current prospectus dated May 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/ or upon request by calling 1(877) 355-1820.

C000165349
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Allocation Portfolio
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Atlantic BlackRock Allocation Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.
Additional Information Phone Number	1(877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$62	0.59%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception (11/1/2017)
Class II	11.21%	6.96%	7.06%
S&P Target Risk® Growth Index	10.73%	6.16%	6.28%
MSCI ACWI Index	17.49%	10.06%	9.48%

Effective as of May 1, 2024, the MSCI All Country World Index (“MSCI ACWI Index”) (Net Total Return, USD) replaced the S&P Target Risk® Growth Index as the Portfolio’s broad-based securities market index. The MSCI ACWI Index (Net Total Return, USD) was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"). Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

AssetsNet	$ 55,130,666
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 124,911
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$55,130,666
Total advisory fees paid	$124,911
Total number of portfolio holdings	16
Period portfolio turnover rate	57%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	63.8%
Exchange Traded Funds - Debt Funds	35.2%
Short-Term Investments	1.1%
Other Assets Less Liabilities - Net	(0.1)%
Total	100.0%

Material Fund Change [Text Block]

Material changes to the Fund during the period

Effective May 1, 2024, Corporate Loans Risk, Distressed Securities Risk and Mortgage- and Asset-Backed Securities Risk were added as principal risks of the Fund.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's current prospectus dated May 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/ or upon request by calling 1(877) 355-1820.

C000165363
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Disciplined Core Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Core Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.
Additional Information Phone Number	1(877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$57	0.51%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.51%
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception (11/1/2017)
Class I	26.30%	14.80%	13.94%
S&P 500® Index	25.02%	14.53%	14.13%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"). Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

AssetsNet	$ 640,581,071
Holdings Count | Holding	249
Advisory Fees Paid, Amount	$ 2,442,866
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$640,581,071
Total advisory fees paid	$2,442,866
Total number of portfolio holdings	249
Period portfolio turnover rate	104%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Technology	31.1%
Common Stocks - Communications	16.0%
Common Stocks - Consumer, Non-cyclical	13.9%
Common Stocks - Financial	13.9%
Common Stocks - Consumer, Cyclical	9.2%
Common Stocks - Other	14.4%
Short-Term Investments	1.4%
Other Assets Less Liabilities - Net	0.1%
Total	100.0%

Material Fund Change [Text Block]
C000165364
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Disciplined Core Portfolio
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Core Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.
Additional Information Phone Number	1(877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$86	0.76%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.76%
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception (11/1/2017)
Class II	25.96%	14.52%	13.65%
S&P 500® Index	25.02%	14.53%	14.13%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"). Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

AssetsNet	$ 640,581,071
Holdings Count | Holding	249
Advisory Fees Paid, Amount	$ 2,442,866
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$640,581,071
Total advisory fees paid	$2,442,866
Total number of portfolio holdings	249
Period portfolio turnover rate	104%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Technology	31.1%
Common Stocks - Communications	16.0%
Common Stocks - Consumer, Non-cyclical	13.9%
Common Stocks - Financial	13.9%
Common Stocks - Consumer, Cyclical	9.2%
Common Stocks - Other	14.4%
Short-Term Investments	1.4%
Other Assets Less Liabilities - Net	0.1%
Total	100.0%

Material Fund Change [Text Block]
C000165366
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Disciplined Growth Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Growth Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.
Additional Information Phone Number	1(877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$57	0.49%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.49%
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception (8/20/2021)
Class I	31.09%	10.93%
Russell 1000® Growth Index	33.36%	11.93%
Russell 1000® Index	24.51%	9.61%

Effective as of May 1, 2024, the Russell 1000® Index replaced the Russell 1000® Growth Index as the Portfolio’s broad-based securities market index. The Russell 1000® Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"). Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

AssetsNet	$ 99,925,647
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 358,909
InvestmentCompanyPortfolioTurnover	146.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$99,925,647
Total advisory fees paid	$358,909
Total number of portfolio holdings	128
Period portfolio turnover rate	146%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Technology	45.1%
Common Stocks - Communications	21.7%
Common Stocks - Consumer, Non-cyclical	9.7%
Common Stocks - Consumer, Cyclical	9.7%
Common Stocks - Financial	6.9%
Common Stocks - Other	4.9%
Short-Term Investments	1.7%
Other Assets Less Liabilities - Net	0.3%
Total	100.0%

Material Fund Change [Text Block]
C000165367
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Disciplined Growth Portfolio
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Growth Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.
Additional Information Phone Number	1(877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$85	0.74%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.74%
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception (11/1/2017)
Class II	30.73%	17.19%	16.31%
Russell 1000® Growth Index	33.36%	18.96%	18.26%
Russell 1000® Index	24.51%	14.28%	13.88%

Effective as of May 1, 2024, the Russell 1000® Index replaced the Russell 1000® Growth Index as the Portfolio’s broad-based securities market index. The Russell 1000® Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"). Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

AssetsNet	$ 99,925,647
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 358,909
InvestmentCompanyPortfolioTurnover	146.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$99,925,647
Total advisory fees paid	$358,909
Total number of portfolio holdings	128
Period portfolio turnover rate	146%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Technology	45.1%
Common Stocks - Communications	21.7%
Common Stocks - Consumer, Non-cyclical	9.7%
Common Stocks - Consumer, Cyclical	9.7%
Common Stocks - Financial	6.9%
Common Stocks - Other	4.9%
Short-Term Investments	1.7%
Other Assets Less Liabilities - Net	0.3%
Total	100.0%

Material Fund Change [Text Block]
C000165369
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Disciplined International Core Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Atlantic BlackRock Disciplined International Core Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.
Additional Information Phone Number	1(877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$81	0.79%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception (11/1/2017)
Class I	6.11%	4.47%	3.77%
MSCI ACWI ex USA Index	5.53%	4.10%	3.82%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"). Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

AssetsNet	$ 127,685,465
Holdings Count | Holding	597
Advisory Fees Paid, Amount	$ 703,937
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$127,685,465
Total advisory fees paid	$703,937
Total number of portfolio holdings	597
Period portfolio turnover rate	52%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Country	% of Net Assets
United States	19.1%
Japan	14.5%
China	8.5%
Canada	8.1%
United Kingdom	7.2%
Germany	5.9%
France	5.3%
Australia	4.2%
Other Country	25.8%
Other Assets Less Liabilities - Net	1.4%
Total	100.0%

Material Fund Change [Text Block]
C000165370
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Disciplined International Core Portfolio
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Atlantic BlackRock Disciplined International Core Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.
Additional Information Phone Number	1(877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$107	1.04%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.04%
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception (11/1/2017)
Class II	5.86%	4.20%	3.51%
MSCI ACWI ex USA Index	5.53%	4.10%	3.82%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"). Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

AssetsNet	$ 127,685,465
Holdings Count | Holding	597
Advisory Fees Paid, Amount	$ 703,937
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$127,685,465
Total advisory fees paid	$703,937
Total number of portfolio holdings	597
Period portfolio turnover rate	52%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Country	% of Net Assets
United States	19.1%
Japan	14.5%
China	8.5%
Canada	8.1%
United Kingdom	7.2%
Germany	5.9%
France	5.3%
Australia	4.2%
Other Country	25.8%
Other Assets Less Liabilities - Net	1.4%
Total	100.0%

Material Fund Change [Text Block]
C000165372
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.
Additional Information Phone Number	1(877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$73	0.66%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.66%
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception (11/1/2017)
Class I	21.55%	11.66%	12.40%
Russell Midcap® Growth Index	22.10%	11.47%	12.43%
Russell 1000® Index	24.51%	14.28%	13.88%

Effective as of May 1, 2024, the Russell 1000® Index replaced the Russell Midcap® Growth Index as the Portfolio’s broad-based securities market index. The Russell 1000® Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"). Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

AssetsNet	$ 271,173,979
Holdings Count | Holding	289
Advisory Fees Paid, Amount	$ 1,421,246
InvestmentCompanyPortfolioTurnover	130.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$271,173,979
Total advisory fees paid	$1,421,246
Total number of portfolio holdings	289
Period portfolio turnover rate	130%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Technology	29.0%
Common Stocks - Consumer, Non-cyclical	19.1%
Common Stocks - Consumer, Cyclical	14.9%
Common Stocks - Industrial	11.9%
Common Stocks - Financial	10.5%
Common Stocks - Other	13.2%
Short-Term Investments	1.4%
Rights	0.0%Footnote Reference†
Other Assets Less Liabilities - Net	(0.0)%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

Material Fund Change [Text Block]
C000165373
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.
Additional Information Phone Number	1(877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$101	0.91%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.91%
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception (11/1/2017)
Class II	21.23%	11.36%	12.12%
Russell Midcap® Growth Index	22.10%	11.47%	12.43%
Russell 1000® Index	24.51%	14.28%	13.88%

Effective as of May 1, 2024, the Russell 1000® Index replaced the Russell Midcap® Growth Index as the Portfolio’s broad-based securities market index. The Russell 1000® Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"). Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

AssetsNet	$ 271,173,979
Holdings Count | Holding	289
Advisory Fees Paid, Amount	$ 1,421,246
InvestmentCompanyPortfolioTurnover	130.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$271,173,979
Total advisory fees paid	$1,421,246
Total number of portfolio holdings	289
Period portfolio turnover rate	130%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Technology	29.0%
Common Stocks - Consumer, Non-cyclical	19.1%
Common Stocks - Consumer, Cyclical	14.9%
Common Stocks - Industrial	11.9%
Common Stocks - Financial	10.5%
Common Stocks - Other	13.2%
Short-Term Investments	1.4%
Rights	0.0%Footnote Reference†
Other Assets Less Liabilities - Net	(0.0)%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

Material Fund Change [Text Block]
C000165381
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Disciplined Value Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Value Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.
Additional Information Phone Number	1(877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$62	0.57%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.57%
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception (11/1/2017)
Class I	15.96%	9.80%	9.54%
Russell 1000® Value Index	14.37%	8.68%	8.84%
Russell 1000® Index	24.51%	14.28%	13.88%

Effective as of May 1, 2024, the Russell 1000® Index replaced the Russell 1000® Value Index as the Portfolio’s broad-based securities market index. The Russell 1000® Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"). Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

AssetsNet	$ 226,465,495
Holdings Count | Holding	303
Advisory Fees Paid, Amount	$ 1,047,716
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$226,465,495
Total advisory fees paid	$1,047,716
Total number of portfolio holdings	303
Period portfolio turnover rate	112%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Financial	25.9%
Common Stocks - Consumer, Non-cyclical	19.9%
Common Stocks - Industrial	15.0%
Common Stocks - Consumer, Cyclical	9.7%
Common Stocks - Technology	8.1%
Common Stocks - Other	19.9%
Short-Term Investments	1.4%
Other Assets Less Liabilities - Net	0.1%
Total	100.0%

Material Fund Change [Text Block]
C000165382
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock Disciplined Value Portfolio
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Value Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.
Additional Information Phone Number	1(877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$88	0.82%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.82%
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception (11/1/2017)
Class II	15.54%	9.51%	9.28%
Russell 1000® Value Index	14.37%	8.68%	8.84%
Russell 1000® Index	24.51%	14.28%	13.88%

Effective as of May 1, 2024, the Russell 1000® Index replaced the Russell 1000® Value Index as the Portfolio’s broad-based securities market index. The Russell 1000® Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"). Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

AssetsNet	$ 226,465,495
Holdings Count | Holding	303
Advisory Fees Paid, Amount	$ 1,047,716
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$226,465,495
Total advisory fees paid	$1,047,716
Total number of portfolio holdings	303
Period portfolio turnover rate	112%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Financial	25.9%
Common Stocks - Consumer, Non-cyclical	19.9%
Common Stocks - Industrial	15.0%
Common Stocks - Consumer, Cyclical	9.7%
Common Stocks - Technology	8.1%
Common Stocks - Other	19.9%
Short-Term Investments	1.4%
Other Assets Less Liabilities - Net	0.1%
Total	100.0%

Material Fund Change [Text Block]
C000165384
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock High Yield Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Atlantic BlackRock High Yield Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.
Additional Information Phone Number	1(877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$66	0.63%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception (11/1/2017)
Class I	8.36%	3.89%	3.97%
ICE BofA BB-B US High Yield Constrained Index	6.84%	3.64%	4.24%
Bloomberg US Universal Bond Index	2.04%	0.06%	1.29%

Effective as of May 1, 2024, the Bloomberg US Universal Bond Index replaced the ICE BofA BB-B US High Yield Constrained Index as the Portfolio’s broad-based securities market index. The Bloomberg U.S. Universal Bond Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"). Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

AssetsNet	$ 46,849,164
Holdings Count | Holding	273
Advisory Fees Paid, Amount	$ 241,777
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$46,849,164
Total advisory fees paid	$241,777
Total number of portfolio holdings	273
Period portfolio turnover rate	73%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Corporate Bonds and Notes - Financial	22.6%
Corporate Bonds and Notes - Energy	22.4%
Corporate Bonds and Notes - Communications	15.9%
Corporate Bonds and Notes - Consumer, Cyclical	14.9%
Corporate Bonds and Notes - Consumer, Non-cyclical	8.2%
Corporate Bonds and Notes - Other	14.3%
Other Assets Less Liabilities - Net	1.7%
Total	100.0%

Material Fund Change [Text Block]
C000165385
Shareholder Report [Line Items]
Fund Name	Global Atlantic BlackRock High Yield Portfolio
Class Name	Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Atlantic BlackRock High Yield Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.
Additional Information Phone Number	1(877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$92	0.88%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.88%
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception (11/1/2017)
Class II	8.05%	3.65%	3.72%
ICE BofA BB-B US High Yield Constrained Index	6.84%	3.64%	4.24%
Bloomberg US Universal Bond Index	2.04%	0.06%	1.29%

Effective as of May 1, 2024, the Bloomberg US Universal Bond Index replaced the ICE BofA BB-B US High Yield Constrained Index as the Portfolio’s broad-based securities market index. The Bloomberg U.S. Universal Bond Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"). Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

AssetsNet	$ 46,849,164
Holdings Count | Holding	273
Advisory Fees Paid, Amount	$ 241,777
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$46,849,164
Total advisory fees paid	$241,777
Total number of portfolio holdings	273
Period portfolio turnover rate	73%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Corporate Bonds and Notes - Financial	22.6%
Corporate Bonds and Notes - Energy	22.4%
Corporate Bonds and Notes - Communications	15.9%
Corporate Bonds and Notes - Consumer, Cyclical	14.9%
Corporate Bonds and Notes - Consumer, Non-cyclical	8.2%
Corporate Bonds and Notes - Other	14.3%
Other Assets Less Liabilities - Net	1.7%
Total	100.0%

Material Fund Change [Text Block]
C000165351
Shareholder Report [Line Items]
Fund Name	Global Atlantic Goldman Sachs Core Fixed Income Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Atlantic Goldman Sachs Core Fixed Income Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.
Additional Information Phone Number	1(877) 355-1820
Additional Information Website	https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$51	0.51%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.51%
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception (11/1/2017)
Class I	1.16%	-0.22%	1.01%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	0.99%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"). Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

AssetsNet	$ 59,806,934
Holdings Count | Holding	442
Advisory Fees Paid, Amount	$ 199,068
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$59,806,934
Total advisory fees paid	$199,068
Total number of portfolio holdings	442
Period portfolio turnover rate	66%

Holdings [Text Block]

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Corporate Bonds and Notes	38.9%
Agency Mortgage Backed Securities	28.9%
Asset Backed and Commercial Backed Securities	21.2%
U.S. Treasury Securities and Agency Bonds	6.9%
Other Investments	5.5%
Sovereign Debts	1.0%
Other Assets Less Liabilities - Net	(2.4)%
Total	100.0%

Material Fund Change [Text Block]